                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6102
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                               MFS SERIES TRUST VI
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                     Date of reporting period: July 31, 2004
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) GLOBAL
TOTAL RETURN FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004                 MFS(R) GLOBAL TOTAL RETURN FUND
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                   SHARES             $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 58.4%
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 31.7%
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Bermuda - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"(Business Services)                                                                   53,970          $1,329,281
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A.(Energy - Integrated)                                                            58,000          $1,487,700
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.(Railroad & Shipping)                                                       33,165          $1,493,420
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.(Energy - Independent)                                                                       43,200           1,911,203
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,404,623
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.(Energy - Independent)                                                                      206,100          $2,837,123
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.(Banks & Credit Companies)^                                                         100,000          $2,356,409
-----------------------------------------------------------------------------------------------------------------------------------
Renault S.A.(Automotive)                                                                                 33,000           2,600,646
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)^                                                                     34,400           2,278,792
-----------------------------------------------------------------------------------------------------------------------------------
Suez S.A.(Utilities - Electric Power)                                                                    97,300           1,920,793
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR (Energy - Integrated)                                                                    53,000           5,159,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,316,190
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                                                 57,000          $2,530,062
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG (Telephone Services)                                                                173,400           2,901,904
-----------------------------------------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                                                            28,600           1,605,061
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,037,027
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.(Energy - Independent)                                                                      6,164,500          $2,963,778
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Companies)                                                              194,270          $2,541,144
-----------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Banks & Credit Companies)                                                   110,460           1,669,302
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,210,446
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Eni S.p.A.(Energy - Integrated)                                                                         136,500          $2,806,231
-----------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A.(Construction)                                                                        292,600           2,543,357
-----------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A.- Ordinary (Construction)                                                             100,500           1,320,629
-----------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.(Insurance)                                                          87,000           1,566,844
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,237,061
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 5.4%
-----------------------------------------------------------------------------------------------------------------------------------
Acom Co.Ltd.(Banks & Credit Companies)                                                                   15,140            $975,896
-----------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.(Personal Computers & Peripherals)                                                            33,000           1,613,881
-----------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co.Ltd.(Pharmaceuticals)                                                           99,700           1,567,630
-----------------------------------------------------------------------------------------------------------------------------------
Heiwa Corp.(Leisure & Toys)                                                                              70,500           1,073,646
-----------------------------------------------------------------------------------------------------------------------------------
Honda Motor Co.Ltd.(Automotive)                                                                          32,900           1,603,075
-----------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.(Telephone Services)                                                                              357           1,826,161
-----------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.(Specialty Stores)^                                                                          38,600           1,499,097
-----------------------------------------------------------------------------------------------------------------------------------
LEOPALACE21 Corp.(Real Estate)^                                                                          79,800           1,589,041
-----------------------------------------------------------------------------------------------------------------------------------
Promise Co.Ltd.(Banks & Credit Companies)                                                                14,650             950,897
-----------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.(Apparel Manufacturers)                                                                277,000           1,636,077
-----------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co.Ltd.(Construction)                                                                  228,000           1,643,871
-----------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.(Banks & Credit Companies)^                                                                13,390             963,006
-----------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co.Ltd.(Pharmaceuticals)                                                                 160,000           1,329,078
-----------------------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.(Utilities - Electric Power)                                             140,500           2,311,458
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co.Ltd.(Natural Gas - Distribution)                                                           950,000           3,399,110
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.(Automotive)                                                                      38,300             900,387
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $24,882,311
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)                                                                         55,100          $1,959,356
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A.de C.V.(Banks & Credit Companies)                                          789,700          $1,172,924
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V.(Telephone Services)^                                                                     395,300          $2,918,031
-----------------------------------------------------------------------------------------------------------------------------------
TPG N.V.(Airlines)^                                                                                      76,000           1,663,865
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,581,896
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
DnB Holding A.S.A.(Banks & Credit Companies)                                                            279,400          $1,911,680
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Post Ltd.(Trucking)                                                                         2,314,300          $1,090,096
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co.Ltd.(Automotive)                                                                        39,910          $1,479,790
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.Ltd.(Electronics)                                                                  4,890           1,742,102
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,221,892
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Altadis S.A.(Tobacco)                                                                                    45,990          $1,435,366
-----------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.(Utilities - Electric Power)                                                               87,350           1,785,281
-----------------------------------------------------------------------------------------------------------------------------------
Repsol YPF S.A.(Energy - Independent)                                                                   101,600           2,154,701
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.(Telephone Services)                                                                     186,000           2,708,019
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,083,367
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.(Automotive)                                                                                32,000          $1,329,270
-----------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB (Banks & Credit Companies)                                                               332,900           2,265,024
-----------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)                                                                              195,100           1,905,422
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,499,716
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)                                                                         22,400            $493,115
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.(Food & Non-Alcoholic Beverages)                                                              12,500           3,190,867
-----------------------------------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                                            47,300           2,113,915
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                                       20,200           1,994,770
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                                                  43,800           3,615,808
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,408,475
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 8.0%
-----------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)                                                                     82,500          $1,753,077
-----------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                                                        37,500           1,678,986
-----------------------------------------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)                                                                                   154,100           1,569,983
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                                                       100,296           5,652,682
-----------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)                                                  275,890           2,259,925
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)                                                                        156,300           1,937,890
-----------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co.Ltd.(Airlines)                                                                       400,800           1,079,179
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                                                                     67,100           1,460,017
-----------------------------------------------------------------------------------------------------------------------------------
Kelda Group PLC (Utilities - Electric Power)                                                            125,300           1,176,265
-----------------------------------------------------------------------------------------------------------------------------------
Matalan PLC (Apparel Manufacturers)                                                                     520,800           1,984,994
-----------------------------------------------------------------------------------------------------------------------------------
mm02 PLC (Telecommunications - Wireless)                                                                876,900           1,427,833
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                                                        52,398           1,433,728
-----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                                                               147,500           1,306,848
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Companies)                                             130,405           3,667,820
-----------------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC (Utilities - Electric Power)                                                            77,400           1,122,286
-----------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A"(Utilities - Electric Power)                                                   180,600           1,079,338
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                                    1,658,243           3,597,583
-----------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                                                   446,700           2,726,546
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $36,914,980
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                   $146,549,922
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 26.7%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                    59,160          $3,134,888
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                   26,200           1,378,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,513,008
-----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                     40,400          $2,030,100
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                    84,543           7,187,000
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                         119,046           5,248,738
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                               61,360           4,354,106
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                                  50,820           1,897,111
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                               29,000             716,010
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                                   89,700           2,464,956
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                       39,900           2,018,940
-----------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                     52,100           3,435,995
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $29,352,956
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                                      84,000          $2,251,200
-----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                                 14,500            $699,625
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                                40,590           3,579,632
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                48,260           2,399,487
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,678,744
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Chemicals - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                           45,000          $2,328,750
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                         43,780           1,746,384
-----------------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.                                                                             65,800           2,820,846
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                             34,200           1,240,092
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                     38,100           2,245,995
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,382,067
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                              48,600          $1,469,664
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                     43,300          $2,774,231
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                              11,400            $648,318
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                     36,000           2,185,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,833,518
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                                  24,700            $666,900
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                      12,800            $813,440
-----------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                             47,500           1,841,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,654,540
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                           39,200          $3,087,784
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                        29,970           1,387,611
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,475,395
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                        78,846          $2,648,437
-----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                              124,100          $1,914,863
-----------------------------------------------------------------------------------------------------------------------------------
H.J.Heinz Co.                                                                                            29,600           1,091,944
-----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                              78,430           3,267,394
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                           55,630           1,221,635
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,495,836
-----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                                  60,230          $2,603,743
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                              21,100            $836,404
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                           50,240           2,365,299
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                              10,400             715,312
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                                  27,500           1,790,250
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                            88,850           3,169,280
-----------------------------------------------------------------------------------------------------------------------------------
St.Paul Travelers Cos., Inc.                                                                             43,410           1,609,209
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,485,754
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                              21,800          $1,369,258
-----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                              46,600          $1,804,352
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                      48,300          $1,900,605
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                        65,660           3,629,028
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                        15,170             687,959
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                             40,207           1,285,016
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                    31,890           1,128,906
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,631,514
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                              47,800          $2,029,110
-----------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                       20,700            $734,436
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                                      23,900           1,346,526
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,080,962
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                         36,720          $1,009,800
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                                43,900            $996,530
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                           51,200           1,201,664
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,198,194
-----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                        132,300          $2,471,364
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                             80,900           3,117,886
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,589,250
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                       77,040          $3,667,104
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                                 33,600          $2,132,256
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                                35,010           1,388,497
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,520,753
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                       $123,186,290
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Total Stocks (Identified Cost, $222, 461, 981)                                                                         $269,736,212
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ISSUER                                                                                               PAR AMOUNT
                                                                                                  (000 OMITTED)             $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 35.5%
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 26.6%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015 (International Market Sovereign)                                 AUD 5,330          $3,831,915
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Pfandbriefstelle der oesterreichischen Landes-Hypothekenbanken, 1.6%, 2011 (Banks & Credit           JPY 76,000            $693,942
Companies)
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007 (International Market Sovereign)                                      EUR 4,405           5,677,199
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 (International Market Sovereign)                                              461             588,447
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018 (International Market Sovereign)                                           597             728,801
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,688,389
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009 (International Market Sovereign)                                      EUR 2,240          $2,722,027
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012 (International Market Sovereign)                                             1,861           2,375,344
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,097,371
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009 (International Market Sovereign)                                     CAD 2,105          $1,671,288
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012 (International Market Sovereign)                                          990             771,476
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023 (International Market Sovereign)                                             376             376,263
-----------------------------------------------------------------------------------------------------------------------------------
Quebec Province, 1.6%, 2013 (International Market Sovereign)^                                       JPY 136,000           1,203,325
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,022,352
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007 (International Market Sovereign)                                         DKK 6,923          $1,248,525
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 (International Market Sovereign)                                            15,441           2,761,831
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013 (International Market Sovereign)                                            10,672           1,806,779
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,817,135
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006 (International Market Sovereign)                                     EUR 4,574          $5,511,952
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008 (International Market Sovereign)                                            5,449           6,482,226
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,994,178
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 - 2012 (International Market Sovereign)                              EUR 11,317         $14,265,709
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025 (International Market Sovereign)                                               706             986,989
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $15,252,698
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 4.7%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008 (International Market Sovereign)                              EUR 8,082          $9,777,262
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010 (International Market Sovereign)                                 6,458           8,381,376
-----------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008 (International Market Agencies)                               2,968           3,569,522
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $21,728,160
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007 (International Market Sovereign)                                     EUR 7,347          $9,142,063
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016 (International Market Sovereign)                                            633             777,124
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,919,187
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Italy, 5.25%, 2017 (International Market Sovereign)                                       EUR 2,480          $3,181,518
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022 (Emerging Market Agencies)##                                           $244            $275,007
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014 (Emerging Market Agencies)^                               $305            $319,488
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Emerging Market Agencies)                                 881             951,480
-----------------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market Agencies)                                                  354             408,870
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)                                                  79              84,530
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,764,368
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007 (International Market Sovereign)                                  EUR 6,179          $7,942,358
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012 (International Market Sovereign)                                         1,216           1,553,974
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,496,332
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009 (International Market Sovereign)                                  NZD 2,268          $1,487,686
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013 (International Market Sovereign)^                                   9,271           5,953,176
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,440,862
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013 (International Market Sovereign)                                    EUR 1,361          $1,786,309
-----------------------------------------------------------------------------------------------------------------------------------
Qatar - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030 (Emerging Market Sovereign)                                                    $648            $899,100
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017 (Emerging Market Sovereign)                                           $753            $871,598
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                                       $521            $519,046
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008 (International Market Sovereign)                                           EUR 1,401          $1,843,511
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011 (International Market Sovereign)                                            1,922           2,507,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,351,051
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007 (International Market Sovereign)                                 GBP 1,799          $3,487,624
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009 (International Market Sovereign)                                       462             864,891
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012 (International Market Sovereign)                                        1,520           2,745,149
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,097,664
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                    $123,034,240
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 8.9%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                                   $622            $668,891
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.9031%, 2032##^^                                                      $20,572          $1,092,853
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                     920             987,514
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                                            918           1,037,042
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 0.9739%, 2043##^^                                   27,987           1,412,974
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, 7.95%, 2010                                                               688             798,101
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,328,484
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                                                         $622            $708,167
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2018                                                                              $2,547          $2,661,364
-----------------------------------------------------------------------------------------------------------------------------------
Supranational - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.9%, 2009                                                         JPY 676,000          $6,354,983
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                         $747            $743,401
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 1.75%, 2008                                                                             JPY 470,000          $4,390,599
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.2%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                                              $838          $1,111,169
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                         1,274           1,304,855
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2006                                                                         5,632           5,595,921
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                                                         3,287           3,200,588
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                            778             765,874
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                             7,570           7,589,939
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $19,568,346
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                                          $622            $685,761
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                         $41,109,996
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $157,790,287)                                                                            $164,144,236
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.33, due 8/02/04                                                       $18,415         $18,414,320
-----------------------------------------------------------------------------------------------------------------------------------
Receivables Capital Corp., 1.33, due 8/16/04##                                                            5,000           4,997,229
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                         $23,411,549
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                   SHARES             $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 1.33% dated 7/31/04, due 8/2/04, total to be received $16,920,286 (secured by various U.S.Treasury and Federal
Agency obligations in an individually traded account), at Cost                                       16,918,407         $16,918,407
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                               848,505             848,505
-----------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                                                                17,766,912
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                PAR AMOUNT
                                                                                                   (000 OMITTED)           $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.36%, dated 7/31/04, due 8/02/04, total to be received $323,037
(secured by various U.S.Treasury and Federal Agency obligations in a jointly traded account),              $323            $323,000
at Cost
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $421,753,729)                                                                      $475,381,909
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 0.8%                                                                                  (13,411,422)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $461,970,487
-----------------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security
## SEC Rule 144A restriction.
 ^ All or a portion of this security is on loan.
^^ Interest only security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.A list of abbreviations is shown below

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone
NZD = New Zealand Dollar
PLN = Polish Zloty
SEK = Swedish Krona


SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                     $423,722,148
                                   ------------
Gross unrealized appreciation       $57,142,938
                                   ------------
Gross unrealized depreciation        (5,533,177)
                                   ------------
Net unrealized appreciation         $51,609,761
                                   ------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts and futures contracts.The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                                NET UNREALIZED
                                   CONTRACTS TO                                       CONTRACTS                 APPRECIATION
SETTLEMENT DATE                    DELIVER/RECEIVE         IN EXCHANGE FOR            AT VALUE                  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

SALES
-----
   8/16/04                         AUD 4,212,635            $3,012,308                 $2,947,812                  $64,496
   8/16/04                         CHF 1,166,493              $945,340                   $911,077                  $34,263
   8/16/04                         DKK 26,184,926           $4,253,493                 $4,232,559                  $20,934
8/4/04-10/6/04                     EUR 46,094,855          $55,788,133                $55,392,027                 $396,106
   8/17/04                         GBP 3,052,114            $5,574,363                 $5,543,777                  $30,586
   8/11/04                         JPY 39,547,584             $360,000                   $355,710                   $4,290
   8/9/04                          NZD 11,969,534           $7,495,633                 $7,601,380                $(105,747)
   8/16/04                          SEK 114,979                $15,099                    $14,968                     $131
                                                          -------------------------------------------------------------------------
                                                           $77,444,369                $76,999,310                 $445,059
                                                          =========================================================================
PURCHASES
---------
   8/16/04                         CHF 2,335,519            $1,878,938                 $1,824,133                 ($54,805)
   8/16/04                         DKK 1,143,269              $185,310                   $184,799                    ($511)
8/4/04-10/6/04                     EUR 27,896,617          $33,781,381                $33,533,049                ($248,332)
   8/17/04                         GBP 4,661,038            $8,476,589                 $8,466,183                 ($10,406)
8/4/04-8/11/04                   JPY 6,009,499,560         $54,660,284                $54,051,983               ( $608,301)
   8/16/04                         NOK 2,455,012              $355,387                   $349,875                  ($5,512)
   8/30/04                         PLN 5,088,446            $1,386,271                 $1,391,540                   $5,269
   8/16/04                         SEK 20,566,656            2,732,361                  2,677,423                 ($54,938)
                                                          -------------------------------------------------------------------------
                                                          $103,456,521               $102,478,985                ($977,536)
                                                          =========================================================================

At July 31,2004,forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $127,649 with Merrill Lynch International.

FUTURES CONTRACTS
                                                                                                               Unrealized
Description                          Expiration         Contracts                   Position                  Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
Japan Gov't Bonds                  September 2004          6                          Long                      ($22,682)

At July 31,2004,the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.



(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors,Inc.,500 Boylston Street,Boston,MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) GLOBAL EQUITY FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004                 MFS(R) GLOBAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.4%
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 67.9%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd.(Broadcast & Cable TV)                                                               865,907               $7,419,139
-----------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.(Insurance)^                                                               745,213                6,520,878
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,940,017
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks & Credit Companies)                          148,800               $5,769,356
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"(Business Services)*^                                                           422,550              $10,407,407
-----------------------------------------------------------------------------------------------------------------------------------
ESPRIT Holdings Ltd.(Specialty Stores)                                                             738,000                3,292,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,700,107
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone Services)^                                        84,600               $2,538,000
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
BCE, Inc.(Telephone Services)                                                                      160,092               $3,364,535
-----------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.(Railroad & Shipping)                                                 102,903                4,633,722
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.(Energy - Independent)                                                                 142,000                6,282,195
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,280,452
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.3%
-----------------------------------------------------------------------------------------------------------------------------------
AXA (Insurance)                                                                                    406,200               $8,336,200
-----------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.(Internet)^                                                                   128,100                2,749,046
-----------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.(Specialty Chemicals)                                                            101,460               16,406,344
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)^                                                               162,560               10,768,617
-----------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.(Electrical Equipment)                                                       74,349                4,724,053
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (Energy - Independent)^                                                                  50,180                9,731,050
-----------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement (Utilities - Electric Power)^                                                 239,900                6,391,380
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $59,106,690
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                                           155,110               $6,884,876
-----------------------------------------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                                                      103,300                5,797,301
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,682,177
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR (Banks & Credit Companies)                                                      120,200               $4,952,240
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Banks & Credit Companies)                                              299,330               $4,523,558
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.(Insurance)                                                    281,200               $5,064,328
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 8.6%
-----------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.(Automotive)                                                                      341,000               $6,161,820
-----------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.(Personal Computers & Peripherals)                                                      212,000               10,367,960
-----------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co.Ltd.(Pharmaceuticals)                                                     313,900                4,935,597
-----------------------------------------------------------------------------------------------------------------------------------
Citizen Watch Co.Ltd.(Electronics)                                                                  40,000                  617,575
-----------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.(Telephone Services)                                                                       1,187                6,071,857
-----------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.(Electrical Equipment)                                                             94,900                3,330,516
-----------------------------------------------------------------------------------------------------------------------------------
Nok Corp.(Special Products & Services)^                                                            110,000                3,322,695
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.(Broadcast & Cable TV)                                              216,200                3,689,015
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co.Ltd.(Natural Gas - Distribution)                                                      972,000                3,477,826
-----------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.(Apparel Manufacturers)                                                      514,000                2,439,808
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.(Automotive)                                                                     163,400                6,580,950
-----------------------------------------------------------------------------------------------------------------------------------
Yamaha Corp.(Leisure & Toys)                                                                       207,700                3,155,599
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $54,151,218
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V.(Printing & Publishing)^                                                         473,090               $6,040,362
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.(Banks & Credit Companies)                                                  696,000               $6,273,370
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.(Telephone Services)                                            3,591,000                4,782,014
-----------------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd.(Banks & Credit Companies)                                                543,000                4,325,938
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $15,381,322
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.Ltd.(Electronics)                                                            22,300               $7,944,554
-----------------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co.Ltd.(Electrical Equipment)                                                           53,610                5,015,203
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,959,757
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.(Banks & Credit Companies)^                                    492,600               $6,550,044
-----------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.(Utilities - Electric Power)^                                                        333,530                6,816,768
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.(Telephone Services)                                                                643,404                9,367,475
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $22,734,287
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"(Machinery & Tools)                                                             206,000               $7,376,878
-----------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"(Telecommunications - Wireline)                                               2,251,300                6,009,799
-----------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"(Specialty Stores)                                                         304,100                7,820,891
-----------------------------------------------------------------------------------------------------------------------------------
Sandvik AB (Machinery & Tools)                                                                     311,600               10,691,799
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $31,899,367
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.3%
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group (Banks & Credit Companies)                                                     188,700               $6,046,944
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.(Food & Non-Alcoholic Beverages)                                                         30,304                7,735,682
-----------------------------------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                                      143,200                6,399,844
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                                 122,100               12,057,494
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                                             38,591                3,185,791
-----------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.(Medical Equipment)                                                                    16,210                1,594,426
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                                                  141,245                9,438,386
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $46,458,567
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 16.3%
-----------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC (Brokerage & Asset Managers)                                                        1,093,900               $5,632,074
-----------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                                                  223,100                9,988,850
-----------------------------------------------------------------------------------------------------------------------------------
BOC Group PLC (Specialty Chemicals)                                                                483,140                8,288,749
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC (Energy - Integrated)                                                                       724,700                6,803,185
-----------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcast & Cable TV)                                          446,850                4,914,308
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)                                                                   734,612                9,108,108
-----------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)                                                                1,844,517                9,530,272
-----------------------------------------------------------------------------------------------------------------------------------
NEXT PLC (Specialty Stores)                                                                        197,430                5,376,990
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                                                  878,340               24,033,376
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Companies)                                        171,390                4,820,580
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                               3,506,745                7,607,936
-----------------------------------------------------------------------------------------------------------------------------------
William Hill Ltd.(Gaming & Lodging)                                                                746,090                7,003,985
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $103,108,413
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                   $429,290,218
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 31.5%
-----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.7%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                               265,300              $13,331,325
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                    220,600                9,726,254
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.^                                                                                        261,400                6,453,966
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $29,511,545
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*^                                                                                    154,700               $7,933,016
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*^                                                                                644,000              $10,722,600
-----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.^                                                                         205,300               $2,722,278
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*^                                                                                138,600               $6,314,616
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                                                     183,640               $7,244,598
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*^                                                                                     187,810               $3,376,824
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                    263,300                7,493,518
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*^                                                                                    63,400                2,964,584
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,834,926
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                                                49,300               $3,133,015
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  219,670               $7,378,715
-----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
J.M.Smucker Co.^                                                                                    52,200               $2,182,482
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.^                                                                                      89,100                4,455,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,637,482
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*^                                                                                217,959               $6,647,750
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*^                                                            155,400                9,044,280
-----------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*^                                                                           116,660                3,726,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $19,418,150
-----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.^                                                                       81,600               $3,968,208
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                    102,700                5,101,109
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                             243,500                6,262,820
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                       93,500                4,102,780
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $19,434,917
-----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.*^                                                                                      191,000               $7,395,520
-----------------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        284,000              $10,073,480
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson^                                                                                 229,000              $12,656,830
-----------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                 149,100               $5,290,068
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.^                                                                                56,300                3,171,942
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,462,010
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"^                                                                                180,420               $4,838,864
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.^                                                                    122,860               $6,358,005
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.^                                                                                  134,600               $4,538,712
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                                                    440,900               10,347,916
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,886,628
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                       $198,957,195
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $505,501,016)                                                                           $628,247,413
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                PAR AMOUNT
                                                                                             (000 OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 1.33%, due 8/02/04                                                                 $6,751               $6,750,751
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.33%, due 8/02/04                                                     769                  768,972
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                          $7,519,723
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 17.3%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley - Repurchase Agreement, 1.33%, dated 7/30/04, due 8/2/04, total to be received $47,343,400 (secured by various U.S.
Treasury and Federal Agency obligations in an individually traded account), at Cost             47,338,144              $47,338,144
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                       62,175,568               62,175,568
-----------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Cost                                                                        $109,513,712
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $622,534,451)                                                                      $745,280,848
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (17.9)%                                                                              (112,936,582)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $632,344,266
-----------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                        $622,540,545
                                      ------------
Gross unrealized appreciation         $133,838,714
                                      ------------
Gross unrealized depreciation          (11,098,411)
                                      ------------
Net unrealized appreciation           $122,740,303
                                      ------------

(2) FINANCIAL INSTRUMENTS

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.





(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors,Inc.,500 Boylston Street,Boston,MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) UTILITIES FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004                 MFS(R) UTILITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 88.0%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 59.1%
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.6%
-----------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"^*                                                                   684,200              $11,952,974
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                        544,840                7,676,796
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                                 52,300                1,433,020
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                        988,700               26,497,160
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"^*                                                                    774,100               21,349,678
-----------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                              293,100                5,079,423
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.^*                                                                                  326,720                6,292,627
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                                657,990               18,239,483
-----------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                         109,100                5,686,292
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $104,207,453
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                                 249,600               $8,910,720
-----------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"^*                                                               208,900                5,646,567
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  438,600               14,732,574
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    520,800               12,025,272
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $41,315,133
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 9.6%
-----------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                                733,815              $21,684,233
-----------------------------------------------------------------------------------------------------------------------------------
Energen Corp.^                                                                                       6,200                  293,570
-----------------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.^                                                                         441,400               22,634,992
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.^                                                                               304,916               18,298,009
-----------------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.^                                                                                    482,000                9,977,400
-----------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.^                                                                                       546,900               11,484,900
-----------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                      288,500               11,822,730
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy^                                                                                     525,500               18,786,625
-----------------------------------------------------------------------------------------------------------------------------------
Southern Union Co.                                                                                  86,360                1,719,428
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $116,701,887
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.^                                                                                     289,700               $2,285,733
-----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                              133,000               $6,794,970
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                254,600                6,976,040
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                    606,500               19,256,375
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                       212,000                8,208,640
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                         436,500                7,857,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $49,093,025
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.^*                                                                           108,290                 $831,667
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.^*                                                                 314,956                4,447,179
-----------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                                 162,900                7,004,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,283,546
-----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.^                                                                     1,046,000              $15,062,400
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                           377,200                9,558,248
-----------------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                 1,199,400               22,404,792
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                       466,212               17,967,810
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $64,993,250
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 27.0%
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                       2,351,400              $22,691,010
-----------------------------------------------------------------------------------------------------------------------------------
Ameren Corp.                                                                                       207,660                9,280,325
-----------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.^                                                                                     600,400               22,965,300
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.^*                                                                                  64,000                  577,920
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                   562,700               21,692,085
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                           344,000               21,830,240
-----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                          196,400                3,918,180
-----------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                      741,600               42,642,000
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                     1,370,000               47,813,000
-----------------------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.^                                                                         784,250               19,174,913
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                                                  433,900               11,537,401
-----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.*                                                                                      1,002,400               28,608,496
-----------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                          688,600               31,916,610
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                               56,800                2,215,200
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.^*                                                                             746,100                7,371,468
-----------------------------------------------------------------------------------------------------------------------------------
SCANA Corp.^                                                                                       155,100                5,679,762
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                         527,600               20,924,616
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc.^                                                                               436,100                8,796,137
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $329,634,663
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                       $720,514,690
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 28.9%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd., ADR (Broadcast & Cable TV)^                                                        553,700              $17,591,049
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone Services)^                                       391,000              $11,730,000
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.(Energy - Independent)                                                                 236,000              $10,440,831
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR (Utilities - Electric Power)^*                                                 1,732,100              $10,305,995
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Suez S.A.(Utilities - Electric Power)                                                              386,800               $7,635,795
-----------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement (Utilities - Electric Power)                                                  643,711               17,149,653
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $24,785,448
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG (Telephone Services)*                                                          810,700              $13,567,320
-----------------------------------------------------------------------------------------------------------------------------------
E.ON AG (Conglomerates)                                                                            291,900               20,750,885
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $34,318,205
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Enel S.p.A.(Utilities - Electric Power)^                                                         1,417,400              $11,161,650
-----------------------------------------------------------------------------------------------------------------------------------
Snam Rete Gas S.p.A.(Natural Gas - Distribution)                                                 2,577,800               11,063,998
-----------------------------------------------------------------------------------------------------------------------------------
Terna S.p.A.(Utilities - Electric Power)*                                                        3,421,620                7,322,282
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $29,547,930
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
SOFTBANK Corp.(Business Services)^                                                                 142,000               $5,004,180
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 4.9%
-----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR (Telecommunications - Wireless)^                                    699,200              $24,982,416
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)^                                                   303,300               14,255,100
-----------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A.de C.V., ADR (Telephone Services)^                                         235,700                7,278,416
-----------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A.de C.V., ADR (Broadcast & Cable TV)^                                               1,454,200               12,709,708
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $59,225,640
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Completel Europe N.V.(Telephone Services)*                                                          34,388                 $837,195
-----------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V.(Telephone Services)^                                                              1,542,600               11,387,185
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,224,380
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Corp.of New Zealand Ltd.(Telephone Services)^                                            2,642,627              $10,284,335
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.(Telephone Services)*                                                        2,142,900               $4,485,352
-----------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co.Ltd.(Telephone Services)                                                             429,900                6,482,473
-----------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co.Ltd.(Telecommunications - Wireless)                                                   30,990                4,209,663
-----------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co.Ltd., ADR (Telecommunications - Wireless)^                                           410,200                7,244,132
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $22,421,620
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
Enagas S.A.(Natural Gas - Pipeline)^                                                             2,213,155              $24,266,175
-----------------------------------------------------------------------------------------------------------------------------------
Endesa S.A.(Utilities - Electric Power)^                                                           724,600               13,171,789
-----------------------------------------------------------------------------------------------------------------------------------
Red Electrica de Espana S.A.(Utilities - Electric Power)^                                          371,120                6,134,960
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.(Telephone Services)                                                                869,500               12,659,262
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $56,232,186
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
AWG PLC (Utilities - Electric Power)                                                               416,900               $4,664,567
-----------------------------------------------------------------------------------------------------------------------------------
AWG PLC Redeemable (Utilities - Electric Power)*                                                98,438,000                  179,088
-----------------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC (Utilities - Electric Power)                                                      273,000                3,958,451
-----------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC (Utilities - Electric Power)                                                  359,354                3,370,198
-----------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A"(Utilities - Electric Power)                                              943,207                5,636,982
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                              13,951,846               30,268,740
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $48,078,026
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                   $352,189,825
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,019,605,697)                                                                       $1,072,704,515
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 6.8%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.794%, 2023##                                                           $4,606                 $641,084
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                             $412                 $455,829
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014##                                                               $1,135               $1,191,750
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                    $6,659               $7,693,402
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                       $4,946               $4,992,705
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                                                   $5,880               $5,924,100
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                            $2,485               $2,655,841
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                1,875                1,838,627
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,494,468
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                            $2,450               $2,676,625
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                                2,500                2,731,250
-----------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                                3,147                3,597,465
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                            1,868                1,162,830
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                         5,640                4,512,000
-----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                              6,304                6,414,320
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                       6,100                6,452,171
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                                1,540                1,624,700
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                               4,541                4,926,985
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                 3,135                3,338,775
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                  3,065                3,294,875
-----------------------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009**                                                                 793                   95,160
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $40,827,156
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                         $66,220,494
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                     $9,851              $10,743,796
-----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)##                                            5,351                5,386,424
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                     $16,130,220
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $81, 705, 118)                                                                            $82,350,714
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 8.5%                                                                                124,800               $3,806,400
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 6.25%^                                                            31,800               $1,431,000
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
AES Trust III, 6.75%^                                                                              120,700               $5,127,336
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc., 8%                                                                                 52,700                2,953,835
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc., 10.25%                                                      145,600                8,095,360
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $16,176,531
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $22,104,802)                                                       $21,413,931
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT
                                                                                             (000 OMITTED)                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, due 8/11/04#                                                   $7,000               $6,997,433
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., due 8/02/04                                                                         4,788                4,787,823
-----------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., due 8/13/04#                                                          12,000               11,994,760
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                         $23,780,016
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 16.7%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                      164,001,555             $164,001,555
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 1.33%, dated 07/30/04,
due 08/02/04, total to be received $40,058,148 (secured by various
U.S. Treasury and Federal Agency obligations in an individually traded account), at Cost        40,053,700               40,053,700
-----------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Cost                                                                        $204,055,255
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,351,250,888)                                                                  $1,404,304,431
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (15.2)%                                                                              (185,055,241)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $1,219,249,190
-----------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security
** Non-income producing security - in default.
# 4(2) paper
## SEC Rule 144A restriction.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                     $1,353,365,948
                                   --------------
Gross unrealized appreciation        $103,027,235
                                   --------------
Gross unrealized depreciation         (52,088,752)
                                   --------------
Net unrealized appreciation           $50,938,483
                                   --------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts.The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to
risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                            NET UNREALIZED
                                     CONTRACTS TO                                      CONTRACTS             APPRECIATION
SETTLEMENT DATE                    DELIVER/RECEIVE         IN EXCHANGE FOR             AT VALUE              (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
SALES
-----
8/4/04 - 10/6/04                   EUR 135,437,610         $163,428,785               $162,756,884              $671,901
    8/17/04                        GBP 13,858,769            24,987,361                 25,172,693              (185,332)
                                                           ------------------------------------------------------------------------
                                                           $188,416,146               $187,929,577              $486,569
                                                           ========================================================================
PURCHASES
---------
    8/4/04                         EUR 50,395,523           $60,657,595                $60,583,064              ($74,531)
                                                           ------------------------------------------------------------------------
                                                            $60,657,595                $60,583,064              ($74,531)
                                                           ========================================================================

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.A list of abbreviations is shown below

EUR = Euro
GBP = British Pound

At July 31,2004,the fund had sufficient cash and/or securities to cover any commitments under these contracts.



(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS SERIES TRUST VI


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: September 22, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: September 22, 2004
      ------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: September 22, 2004
      ------------------


* Print name and title of each signing officer under his or her signature.